Condensed Consolidated Balance Sheets (Q1) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 233,700,900	$ 2,572,700
Restricted cash	40,028,300	0
Prepaid expenses and other current assets	324,700	327,500
Accounts receivable, net	47,200	81,000
Total Current Assets	274,101,100	2,981,200
Property and equipment, net	23,700	29,200
Right-of-Use Assets, net	313,800	353,200
Total assets	274,438,600	3,363,600
Current liabilities:
Accounts payable and accrued expenses	9,704,700	1,600,700
Convertible promissory notes	50,157,800	41,818,800
Related party payables	$ 262,000	$ 0
Other Liability, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Derivative liability	$ 0	$ 17,282,500
Unearned revenue	3,717,200	4,413,100
Current portion of operating lease liability	163,100	160,300
Total current liabilities	64,004,800	65,275,400
Long-Term Operating lease liability	159,800	201,600
Convertible promissory notes	0	3,528,200
Derivative liability	0	1,120,300
Total Liabilities	64,164,600	70,125,500
Commitments and contingencies (Note 14)
Stockholders' equity:
Preferred Stock $0.0001 par value - 1,000,000 shares authorized, 0 shares issued and outstanding at March 31, 2024 and December 31, 2023	0	0
Common Stock $0.0001 par value - 999,000,000 shares authorized, 136,700,583 and 87,500,000 shares issued and outstanding at March 31, 2024 and December 31, 2023	13,700	8,800
Paid in Capital	3,082,180,900	0
Accumulated Deficit	(2,871,920,600)	(66,770,700)
Total Stockholders' deficit	210,274,000	(66,761,900)
Total liabilities and Stockholders' deficit	$ 274,438,600	$ 3,363,600